Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 416	$ 650
Finished goods	7,777	7,961
Inventories	$ 8,193	$ 8,611